CONVERTIBLE PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2017
Convertible Promissory Notes Tables
Convertible promissory notes
$

Balance, December 31, 2015	639,824

Issuances (Net of Transaction Costs)	52,725
Repayments	(13,841)
Conversions	(304,386)
Interest Accrual	21,051

Balance, December 31, 2016	395,373

Issuances (Net of Transaction Costs)	1,391,759
Repayments	(130,498)
Conversions	(102,128)
Interest Accrual	27,989

Balance, December 31, 2017	1,582,495